RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 18:     RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balance

The nature of the relationship involved as of December 31, 2022 and 2021:

Details		2022	2021
Long-term investment	Equity investment in a limited partnership	$57	$57

B.	Transactions

Description of the transactions for the years ended December 31, 2022, 2021 and 2020:

Details	Description of the transactions	2022	2021	2020
General and administrative expense	Directors’ fees and reimbursement to directors	$696	$771	$787